Employee Benefit Plans, Investment Strategy (Details)	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity Investments, percent	0.41	0.42
Fixed Income Investments, percent	0.45	0.45
Defined Benefit Plan, Real Estate	7.00%	7.00%
Private Equity, percent	0.04	0.04
Other Investments, percent	0.03	0.02
Pension Plan Assets, Investment Strategy	1.00	1.00